Stock-based compensation - Summary of stock-based compensation expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Service Share-Based Compensation Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 1,939,611	$ 4,219,165	$ 6,572,963
Research and development
Employee Service Share-Based Compensation Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	705,687	1,545,737	2,435,565
Selling, general and administrative
Employee Service Share-Based Compensation Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 1,233,924	$ 2,673,428	$ 4,137,398